Trade and other receivables - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade receivables
Disclosure of financial assets [line items]
Provision for expected credit losses	$ 1,022	$ 1,085